Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Expenses by nature [abstract]
Staff costs	£ 556	£ 577
Other administration expenses	458	431
Depreciation, amortisation and impairment	158	320
Total operating expenses before impairment losses, provisions and charges	£ 1,172	£ 1,328